Commitments and Contingencies (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($) Vessel Contract
Commitments and Contingencies [Abstract]
Pollution coverage per vessel per incident	$ 1,000,000
Closing period for relevant insurance policy year	3 years
Shipbuilding Contracts [Abstract]
Number of shipbuilding contracts entered into | Contract	3
Commitments and Contingencies [Abstract]
Non-cancelable time charter contract revenue, until June 30, 2027	$ 97,287
Non-cancelable time charter contract revenue, until June 30, 2028	87,251
Non-cancelable time charter contract revenue, until June 30, 2029	67,033
Non-cancelable time charter contract revenue, until June 30, 2030	44,951
Non-cancelable time charter contract revenue, until June 30, 2031	$ 12,269
Aftamax Tanker [Member]
Shipbuilding Contracts [Abstract]
Number of tankers being constructed | Vessel	1
Suezmax Tanker [Member]
Shipbuilding Contracts [Abstract]
Number of tankers being constructed | Vessel	2
Shipbuilding Construction Contracts [Member]
Commitments and Contingencies [Abstract]
Remaining installments payable	$ 175,296